Intangible Assets and Goodwill - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	20 years 8 months 12 days	20 years 8 months 12 days
Amortization of intangible assets	$ 8,900,000	$ 8,900,000	$ 8,900,000
Amortization expense of intangible assets, 2018	8,900,000
Amortization expense of intangible assets, 2019	8,900,000
Amortization expense of intangible assets, 2020	8,900,000
Amortization expense of intangible assets, 2021	8,900,000
Amortization expense of intangible assets, 2022	8,900,000
Carrying amount of goodwill	35,631,000	35,631,000
Goodwill impairment	$ 0	$ 0